UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6567
Van Kampen Municipal Opportunity Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 199.2%
	Alabama 1.5%
$1,000	Alabama Bldg Renovation Fin Auth Rev Rfdg (AMBAC Insd)	5.625%	09/01/24	$1,033,210
1,975	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	1,803,738
3,065	Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist Hlth Sys Inc, Ser A	5.000	11/15/30	1,822,755
1,600	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	849,456
5	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (h)	6.950	01/01/20	447

				5,509,606

	Alaska 0.4%
3,000	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	1,564,860

	Arizona 4.8%
1,425	Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj	6.250	09/01/32	1,046,762
1,575	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	1,647,796
2,365	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/26	2,452,127
3,000	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	2,518,530
1,500	Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC Insd)	5.375	06/01/19	1,596,510

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$2,100	Pima Cnty, AZ Indl Dev Auth Global Wtr Resh LLC Proj (AMT)	6.550%	12/01/37	$1,427,811
175	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (FSA Insd)	7.250	07/15/10	176,257
1,930	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/28	1,957,059
6,840	University of AZ Med Ctr Corp	5.000	07/01/35	4,931,161

				17,754,013

	California 18.7%
2,630	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (FSA Insd)	*	09/01/20	1,426,565
2,400	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/29	1,923,216
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1	5.000	04/01/39	3,814,240
750	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election (c)	*	08/01/28	241,762
1,050	California Cnty, CA Tob Sec Agy Asset Bkd Merced Cnty Rfdg, Ser A	5.125	06/01/38	583,527
1,750	California Cnty, CA Tob Sec Agy Asset Bkd Sonoma Cnty Corp Rfdg	5.250	06/01/45	959,350
4,200	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	3,691,548
2,800	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	2,265,956

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,900	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300%	08/01/23	$2,723,941
3,400	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	3,029,196
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	1,413,980
10	California Rural Home Mtg Fin Auth Single Family Mtg Rev, Ser C (GNMA Collateralized) (AMT)	7.800	02/01/28	10,212
420	California St (AMBAC Insd)	5.125	10/01/27	419,979
725	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	762,624
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	938,129
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	930,478
525	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	536,364
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	912,685
2,000	California St Pub Wk Brd Lease Rev Dept Mental Hlth Coalinga, Ser A	5.000	06/01/25	1,824,900
7,750	California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth, Ser A	5.250	07/01/30	5,039,283
5,000	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	4,127,950

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000%	03/01/35	$2,370,420
1,000	California Statewide Cmnty Front Porch Cmnty & Svc, Ser A (e)	5.125	04/01/37	605,040
410	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Rfdg Third Tier Franciscan, Ser C	6.500	12/15/47	273,117
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/25	1,211,150
4,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr Lien, Ser A (f)	7.050	01/01/10	4,238,520
6,000	Golden St Tob Sec Corp CA Tob Settlement, Ser A-1	5.750	06/01/47	3,624,300
400	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (e)	5.500	03/01/18	331,156
2,200	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,650,264
3,500	Rancho Mirage, CA Jt Pwrs Eisenhower Med Ctr, Ser A	5.000	07/01/47	2,694,335
1,150	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg, Ser A-4 (AMT)	6.500	05/01/19	1,202,452
2,400	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.375	06/01/38	1,391,472
1,600	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.500	06/01/45	916,544

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$6,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.000%	06/01/37	$3,297,540
12,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	6,414,360
1,600	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc	5.375	10/15/34	977,680

				68,774,235

	Colorado 3.4%
500	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	289,935
375	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	198,892
4,475	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (FSA Insd) (a)	5.000	09/01/36	3,896,741
3,700	Colorado Hlth Fac Auth Rev Evangelical Lutheran	5.000	06/01/35	2,655,157
1,000	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,150,410
645	Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg, Ser B-2 (FHA Gtd) (AMT)	5.800	10/01/28	634,544
20	Colorado Hsg Fin Auth Single Family Pgm Sr, Ser A-2 (AMT)	7.250	05/01/27	20,364
5	Colorado Hsg Fin Auth Single Family Pgm Sr, Ser C-1 (AMT)	7.550	11/01/27	5,154
530	Highlands Ranch Metro Dist No 2 CO (FSA Insd) (f)	6.500	06/15/11	596,971
470	Highlands Ranch Metro Dist No 2 CO (FSA Insd)	6.500	06/15/11	525,136

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$940	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (h)	5.900%	10/01/37	$578,824
1,500	Salida, CO Hosp Dist Rev	5.250	10/01/36	746,520
1,500	University of CO Hosp Auth Rev, Ser A	5.250	11/15/39	1,112,670

				12,411,318

	Connecticut 1.9%
6,500	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600	07/01/24	4,869,410
1,000	Hartford, CT Pkg Sys Rev, Ser A (Prerefunded @ 7/01/10)	6.400	07/01/20	1,078,650
1,575	Mashantucket West Pequot Tribe CT Spl Rev, Ser A (e)	5.500	09/01/36	948,733

				6,896,793

	District of Columbia 5.3%
2,500	District Columbia Rev Gonzaga College (FSA Insd)	5.250	07/01/32	1,940,300
700	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/29	691,964
1,425	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/34	1,373,066
8,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (FSA Insd)	5.500	10/01/41	8,081,760
8,850	Metropolitan Washington DC Arpt Auth Sys, Ser A (MBIA Insd) (AMT)	5.250	10/01/32	7,418,955

				19,506,045

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida 12.1%
$1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875%	11/15/36	$597,150
500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	292,025
340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	208,495
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	150,437
1,240	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	868,000
425	Escambia Cnty, FL Hlth Auth Rev FL Hlthcare Fac Ln VHA Pgm (AMBAC Insd)	5.950	07/01/20	445,744
2,540	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	2,542,642
2,580	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	2,558,470
2,805	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	2,750,288
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,366,325
790	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	419,395
900	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	765,585
2,000	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	1,710,490

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$700	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Ida Rfdg (AMBAC Insd)	5.000%	12/01/34	$708,127
775	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B	5.150	09/01/25	767,893
680	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $680,642) (g)	6.800	05/01/38	424,300
400	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $400,383) (g)	6.900	05/01/17	313,616
2,100	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.375	10/01/27	1,881,957
2,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	2,140,825
595	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	417,250
2,160	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	2,363,558
215	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	235,262
1,525	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	919,926
545	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A	6.125	05/01/35	318,324
1,000	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	717,910

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$5,500	Port St Lucie, FL Spl Assmt Rev Southwest Annexation Dist 1-B (MBIA Insd)	5.000%	07/01/40	$4,063,235
2,900	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd)	5.350	03/15/42	2,991,553
495	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	248,841
750	Seminole Tribe, FL Spl Oblig Rev, Ser A (e)	5.750	10/01/22	567,848
885	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	461,731
7,510	South Miami, FL Hlth Fac Auth Hosp Rev Baptist Hlth South FL Group (a)	5.000	08/15/32	6,142,091
1,750	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	986,335
750	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	572,595
2,100	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,325,856
475	World Commerce Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	196,707

				44,440,786

	Georgia 5.9%
5,000	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000	01/01/33	4,797,850

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$1,000	Atlanta, GA Arpt Rev, Ser B (MBIA Insd) (AMT)	5.625%	01/01/30	$880,930
684	Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $684,124) (g)	7.250	06/15/10	702,414
7,000	Georgia Muni Elec Auth Pwr Rev, Ser A (MBIA Insd)	6.500	01/01/20	9,054,500
3,770	Monroe Cnty, GA Dev Auth Pollutn Ctl Rev Oglethorpe Pwr Corp Scherer, Ser A	6.800	01/01/12	4,156,689
1,000	Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj (Syncora Gtd)	5.250	07/01/25	995,600
1,200	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,201,308

				21,789,291

	Idaho 0.6%
750	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	800,985
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,021,700
825	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (h)	6.125	11/15/27	568,590

				2,391,275

	Illinois 19.2%
1,250	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	931,213
1,365	Bolingbrook, IL Cap Apprec, Ser B (MBIA Insd)	*	01/01/30	367,799
7,200	Chicago, IL Brd of Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	7,260,840

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,150	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (MBIA Insd) (AMT)	5.375%	01/01/32	$2,645,055
10,900	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/24	11,289,293
10,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/25	10,279,700
3,855	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/26	3,942,316
615	Chicago, IL Pk Dist, Ser C (FGIC Insd)	5.500	01/01/19	652,232
1,450	Chicago, IL, Ser A (AGL Insd)	5.250	01/01/25	1,513,945
4,500	Cook Cnty, IL Cap Impt, Ser A (MBIA Insd)	5.000	11/15/23	4,548,375
1,100	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,088,978
2,300	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	1,545,807
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	775,810
2,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	2,042,600
5,500	Illinois Fin Auth Rev Sherman Hlth Sys 2007, Ser A	5.500	08/01/37	3,816,175
1,250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Proj, Ser A (MBIA Insd)	5.375	12/15/18	1,293,288

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Proj, Ser A (MBIA Insd)	5.500%	12/15/24	$2,059,100
6,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (MBIA Insd)	5.250	06/15/42	5,906,700
1,500	Pekin, IL Mtg Rev United Auto Workers Inc Proj, Ser A (GNMA Collateralized)	5.250	05/20/34	1,473,090
5,000	Regional Tran Auth IL, Ser B (AMBAC Insd)	8.000	06/01/17	6,705,300
475	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	345,054

				70,482,670

	Indiana 3.8%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500	01/01/18	1,078,230
1,000	Indiana Hlth & Ed Fac Fin Cmnty Fndtn Northwest IN	5.500	03/01/37	657,930
2,000	Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (FSA Insd)	7.000	08/15/15	2,310,940
2,500	Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)	5.950	08/01/30	2,104,575
10,000	Indiana St Hsg & Cmnty Dev Auth Single Family Mtg Rev Mtg, Ser D-1 (GNMA Collateralized) (AMT) (a)	4.625	07/01/38	7,502,050

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (e)	5.750%	09/01/42	$298,980

				13,952,705

	Iowa 1.4%
1,890	Des Moines, IA Pub Pkg Sys Rev, Ser A (MBIA Insd)	5.750	06/01/17	1,970,665
500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	310,830
325	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	202,439
2,500	Tobacco Settlement Auth IA Rev Asset Bkd, Ser C	5.500	06/01/42	1,376,900
2,500	Tobacco Settlement Auth IA Rev Asset Bkd, Ser C	5.625	06/01/46	1,386,050

				5,246,884

	Kansas 1.1%
1,300	Burlington, KS Environmental Impt Rev KC Rfdg Pwr LT, Ser B (Syncora Gtd)	5.000	12/01/23	1,334,307
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	1,158,672
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	975,312
675	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	408,233

				3,876,524

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky 2.2%
$1,400	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750%	12/01/28	$1,412,964
200	Kentucky Hsg Corp Hsg Rev, Ser F (FNMA Collateralized) (AMT)	5.450	01/01/32	183,362
4,000	Louisville & Jefferson Cntys, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	2,921,560
4,500	Louisville & Jefferson Cntys, KY Metro Govt Indl Bldg Rev Sisters of Mercy Cincinnati	5.000	10/01/35	3,461,175

				7,979,061

	Louisiana 2.1%
525	Colonial Pinnacle Cmnty Dev Dist Dev	6.750	05/01/23	365,699
991	Lakeshore Vlgs Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	749,801
1,820	Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg, Ser A (GNMA Collateralized) (AMT)	5.375	10/20/39	1,603,475
3,000	Louisiana St Energy & Pwr Auth Pwr Proj Rev Rfdg (FSA Insd)	5.750	01/01/12	3,321,930
1,850	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT)	5.250	11/01/37	1,770,098

				7,811,003

	Maryland 1.3%
775	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group, Ser A	5.125	01/01/36	504,889
2,000	Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg	5.375	08/15/24	1,887,260

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$2,750	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500%	07/01/42	$2,027,520
600	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	308,058

				4,727,727

	Massachusetts 2.6%
3,955	Massachusetts Bay Trans Auth Gen Trans Sys Rfdg, Ser A	5.500	03/01/12	4,194,475
400	Massachusetts St Dev Fin Agy Linden Ponds Inc Fac, Ser A	5.750	11/15/35	221,832
475	Massachusetts St Dev Fin Agy Linden Ponds Inc Fac, Ser A	5.750	11/15/42	253,455
3,000	Massachusetts St Dev Fin Agy Semass Sys, Ser A (MBIA Insd)	5.625	01/01/16	3,035,010
35	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C	5.750	07/01/32	34,489
965	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C (Prerefunded @ 7/01/11)	5.750	07/01/32	1,077,153
930	Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr, Ser A	6.000	10/01/23	593,563

				9,409,977

	Michigan 1.5%
1,000	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (FSA Insd)	5.000	07/01/26	905,330
1,900	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.250	07/01/40	1,304,863

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$800	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A	5.250%	01/15/47	$829,080
400	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A	5.500	01/15/47	418,036
3,750	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	2,206,763

				5,664,072

	Minnesota 1.3%
10	Chaska, MN Elec Rev, Ser A	6.100	10/01/30	9,515
425	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	278,507
1,000	Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp Proj	5.750	11/01/27	736,780
1,700	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	1,784,371
1,150	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,182,361
175	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	134,452
900	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000	11/15/35	627,210

				4,753,196

	Missouri 4.5%
1,800	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc (Prerefunded @ 6/01/12)	5.500	06/01/22	2,028,060
350	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc	5.500	06/01/22	321,552
1,300	Cass Cnty, MO Hosp Rev	5.625	05/01/38	820,716

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$810	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500%	09/01/18	$685,551
1,375	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran, Ser A	5.375	02/01/35	966,034
615	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	440,777
1,450	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	977,416
575	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	387,188
2,060	Sikeston, MO Elec Rev Rfdg (MBIA Insd)	6.200	06/01/10	2,132,326
4,840	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	3,687,451
5,770	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	4,136,975

				16,584,046

	Nevada 2.7%
6,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	4,006,860

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$40	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750%	09/01/36	$28,394
2,500	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875	04/01/38	2,374,650
4,750	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	3,460,280

				9,870,184

	New Hampshire 0.7%
1,155	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	7.000	07/01/30	892,988
950	New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	951,064
675	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT)	7.125	07/01/27	676,708

				2,520,760

	New Jersey 17.8%
375	Burlington Cnty, NJ Brdg Commn Econ Dev Rev Evergreens Proj	5.625	01/01/38	215,152
2,700	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	2,019,870
3,025	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/34	2,191,068
30,000	New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd) (h)	5.900	03/15/21	35,892,900

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$8,000	New Jersey Econ Dev Auth Wtr Fac Rev NJ Amer Wtr Co Inc Proj, Ser A (FGIC Insd) (AMT)	6.875%	11/01/34	$6,857,840
2,400	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	1,582,608
1,350	New Jersey Hlthcare Fac Fin Auth Rev Saint Peters Univ Hosp Oblig	5.750	07/01/37	997,488
29,500	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	15,471,570

				65,228,496

	New Mexico 0.7%
1,250	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.375	08/01/32	1,294,100
1,125	University NM Univ Rev Sub Lien Rfdg, Ser A	5.250	06/01/21	1,204,155

				2,498,255

	New York 11.6%
2,325	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	1,997,245
1,255	New York City Indl Dev Civic YMCA Gtr NY Proj	5.800	08/01/16	1,257,799
5,500	New York City, Sub, Ser I-1 (a)	5.000	02/01/26	5,395,142
1,800	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	1,726,596
2,525	New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm, Ser A (FSA Insd)	5.500	05/15/25	2,528,636

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$3,100	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625%	07/01/16	$3,519,709
2,600	New York St Dorm Auth Rev Cons City Univ Sys Second Gen, Ser A	5.750	07/01/13	2,785,380
2,040	New York St Dorm Auth Rev Secd Hosp Gen Hosp Rfdg	5.750	02/15/18	2,174,803
590	New York St Dorm Auth Rev, Ser B	7.500	05/15/11	655,278
650	New York St Dorm Auth Rev, Ser B (Prerefunded @ 5/15/10)	7.500	05/15/11	686,088
1,500	New York St Dorm Auth Rev Upstate Cmnty Colleges, Ser B	5.250	07/01/20	1,610,130
1,000	New York St Dorm Auth Rev Upstate Cmnty Colleges, Ser B	5.250	07/01/21	1,060,330
935	New York St Mtg Agy Rev Homeowner Mtg, Ser 82 (AMT)	5.650	04/01/30	899,872
1,290	New York St Mtg Agy Rev, Ser 101 (AMT)	5.400	04/01/32	1,181,627
15,000	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	14,781,975
575	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	331,119

				42,591,729

	North Carolina 7.2%
1,500	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser D	6.700	01/01/19	1,537,500
1,000	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	676,200

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$22,000	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA Insd)	6.000%	01/01/12	$24,056,780

				26,270,480

	North Dakota 0.2%
465	North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin, Ser B (MBIA Insd) (AMT)	5.500	07/01/29	459,192
205	North Dakota St Hsg Fin Agy, Ser C (AMT)	5.550	07/01/29	203,063

				662,255

	Ohio 6.7%
6,600	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	3,935,514
400	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	265,600
1,500	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	1,417,755
2,450	Lorain Cnty, OH Hosp Rev Catholic Hlthcare Impt & Rfdg, Ser A	5.250	10/01/33	2,218,279
2,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	1,880,480
3,000	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (FSA Insd) (a)	5.000	04/01/24	2,961,555
2,750	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (FSA Insd) (a)	5.000	02/01/24	2,715,487
2,775	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (FSA Insd) (a)	5.000	02/01/24	2,740,174

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (FSA Insd) (a)	5.000%	10/01/41	$1,389,253
2,340	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Sec Prog, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,302,501
1,050	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	972,773
1,845	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	1,672,234

				24,471,605

	Oklahoma 1.9%
1,375	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	1,020,497
3,970	McAlester, OK Pub Wk Auth Util Cap Apprec (FSA Insd)	*	02/01/34	907,621
1,120	Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement (MBIA Insd)	5.500	06/01/18	1,207,842
1,185	Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement (MBIA Insd)	5.500	06/01/19	1,277,940
2,250	Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd) (Prerefunded @ 11/01/09)	6.250	11/01/22	2,392,628

				6,806,528

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania 2.5%
$875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care	6.250%	02/01/35	$548,467
950	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	707,817
3,000	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/21	2,822,340
5,415	Susquehanna Area Regl Arpt Auth PA, Ser A (AMBAC Insd) (AMT)	5.375	01/01/22	5,007,954

				9,086,578

	South Carolina 6.3%
2,500	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	2,509,937
7,500	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/26	7,475,813
1,000	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Com Rfdg	5.300	10/01/36	536,070
1,840	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	1,625,290
5,000	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	4,993,650
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,088,688

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$725	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000%	11/15/27	$495,668
1,650	South Carolina Jobs Economic Rfdg First Mtg Lutheran Homes	5.375	05/01/21	1,175,526
1,150	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	1,096,249

				22,996,891

	South Dakota 1.0%
1,375	Deadwood, SD Ctf Partn (ACA Insd)	6.375	11/01/20	1,423,221
2,500	South Dakota St Hlth & Ed Fac Auth Rev Sioux Vly Hosp & Hlth Sys A	5.250	11/01/34	2,256,950

				3,680,171

	Tennessee 1.9%
1,750	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	1,073,677
2,000	Elizabethton, TN Hlth & Ed Fac Brd Rev Impt Hosp First Mtg Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	2,337,320
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (MBIA Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	1,146,760

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$2,400	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250%	09/01/27	$2,317,104

				6,874,861

	Texas 24.0%
1,450	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,089,878
725	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	712,233
5,500	Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	4,898,410
8,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (FSA Insd) (AMT)	5.500	11/01/21	7,939,200
650	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	5.750	11/01/18	653,945
1,225	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	6.000	11/01/23	1,225,955
4,000	Dallas-Fort Worth, TX Intl Arpt Rev, Ser A (MBIA Insd) (AMT)	5.750	11/01/30	3,661,480
4,850	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	4,562,540
2,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	2,252,900
750	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	787,815

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	Harris Cnty, TX Hlth Fac Dev Corp Rev Christus Hlth, Ser A-4 (FSA Insd) (b)(d)	2.800%	07/01/31	$1,000,000
2,000	Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)	5.500	07/01/20	2,165,360
10,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.125	07/01/32	8,273,700
3,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.625	07/01/30	2,692,200
7,825	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (FSA Insd) (a)	5.000	11/15/36	7,607,113
3,030	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	2,932,540
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	793,175
1,000	Matagorda Cnty, TX Nav Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg	5.600	03/01/27	851,640
1,125	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,176,637
3,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	2,309,460
10,000	North Centre, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	7,907,800
1,350	North TX Twy Auth Rev Rfdg Sys First Tier, Ser L-2	6.000	01/01/38	1,382,981
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	960,050

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000%	01/01/26	$1,012,330
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,004,740
2,650	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	2,395,441
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	661,840
2,600	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	1,512,472
4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	3,005,400
400	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	274,216
3,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,163,050
5,400	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	5,507,136
2,750	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	1,827,733

				88,201,370

	Utah 0.8%
2,380	Mountain Regl Wtr Spl Svc Dist Rfdg (MBIA Insd)	5.000	12/15/33	1,905,309

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utah (continued)
$700	Utah St Charter Sch Fin Auth Channing Hall, Ser A (e)	6.000%	07/15/37	$456,379
730	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	492,881

				2,854,569

	Virginia 0.5%
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	488,843
1,500	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,235,130

				1,723,973

	Washington 10.2%
9,850	Bellevue, WA Convention Ctr Auth Spl Oblig Rev Comp Int Rfdg (MBIA Insd)	*	02/01/25	4,120,944
7,500	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT)	5.600	01/01/36	6,698,850
5,000	Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A (FSA Insd)	5.500	07/01/16	5,457,000
5,000	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (FSA Insd)	6.000	07/01/16	5,548,350
1,250	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	927,525
2,000	Port Seattle, WA Rev, Ser B (MBIA Insd) (AMT)	5.625	02/01/24	1,916,960
2,120	Seattle, WA Muni Lt & Pwr Rev	5.625	12/01/17	2,262,337
2,250	Skagit Cnty, WA Pub Hosp Dist No 001 Rev Skagit Vly Hosp	5.750	12/01/28	1,495,822

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)	5.250%	09/01/33	$2,864,430
1,440	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/07/08, Cost $1,440,000) (g) (h)	6.000	01/01/27	1,144,498
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/27	655,400
5,125	Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Rfdg, Ser C (MBIA Insd)	*	07/01/14	4,445,938

				37,538,054

	West Virginia 0.7%
500	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Centre Fin Dist, Ser A	5.850	06/01/34	314,485
855	Pleasants Cnty, WV Pollutn Ctl Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	621,970
1,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	831,010
1,215	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	972,899

				2,740,364

	Wisconsin 2.8%
1,500	Southeast WI Professional Baseball Pk Dist Sales Tax Rev Rfdg, Ser A (MBIA Insd)	5.500	12/15/20	1,759,710

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$2,400	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300%	09/01/23	$2,368,752
3,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	2,848,260
3,700	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlth (FSA Insd) (a)	5.000	08/01/34	3,198,391

				10,175,113

	Wyoming 0.3%
1,000	University WY Univ Rev Fac Impt (FSA Insd)	5.500	06/01/18	1,057,110

	Puerto Rico 3.1%
10,000	Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev, Ser Y (FSA Insd) (c)	6.250	07/01/21	11,391,700

Total Long-Term Investments 199.2% (Cost $820,063,661)				730,767,133

Total Short-Term Investments 1.9% (Cost $6,800,000)				6,800,000

Total Investments 201.1% (Cost $826,863,661)				737,567,133

Liability for Floating Rate Note Obligations Related to Securities Held (28.0%) (Cost ($102,610,000))
(102,610)	Notes with interest rates ranging from 0.41% to 2.28% at January 31,2009 and contractual maturities of collateral ranging from 2023 to 2041 (i)			(102,610,000)

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued

Description	Value

Total Net Investments 173.1% (Cost $724,253,661)	$634,957,133

Other Assets in Excess of Liabilities 1.0%	3,807,919

Preferred Shares (including accrued distributions) (74.1%)	(272,057,375)

Net Assets Applicable to Common Shares 100.0%	$366,707,677

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(c)	Security purchased on a when-issued or delayed delivery basis.

(d)	Variable Rate Coupon

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Escrowed to Maturity

(g)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.7% of net assets applicable to common shares.

(h)	Security has been deemed illiquid.

(i)	Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2009.
ACA — American Capital Access
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance Inc.

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance Corp.
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of January 31, 2009 in valuing the Trust’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$-0-
Level 2 — Other Significant Observable Inputs	737,567,133
Level 3 — Significant Unobservable Inputs	-0-

Total	$737,567,133

Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contracting the issuer, analysts, or the appropriate

Van Kampen Municipal Opportunity Trust
Portfolio of Investments • January 31, 2009 (Unaudited) continued
stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Municipal Opportunity Trust

By:	/s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009

By:	/s/ Stuart N. Schuldt

Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 19, 2009